BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Policies)	12 Months Ended
Dec. 31, 2024
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Declaration of compliance

4.1 - Declaration of compliance

The financial statements have been prepared in accordance with the IFRS Accounting Standards as issued by the International Accounting Standards Board and show all the relevant information specific to the financial statement, which is consistent with that used by management in its management.

Basis of preparation and measurement

4.2 - Basis of preparation and measurement

The preparation of the financial statements requires the use of certain critical accounting estimates and the exercise of judgment by management in the process of applying the Company’s accounting practices, which are presented in the respective explanatory notes that address the topics of their application. Those transactions, disclosures or balances that require a higher level of judgment, that are more complex and for which assumptions and estimates are significant, are listed in note 5 and are detailed in the respective explanatory notes.

The financial statements were prepared on a historical cost basis, except for certain financial instruments measured at their fair values and assets held for sale which are measured at the lower of their carrying amount and their fair value less costs to sell.

Functional currency and presentation of financial statements

4.3 – Functional currency and presentation of financial statements

These financial statements are presented in Reais, which is Eletrobras’ functional currency. The financial statements are presented in thousands of Reais (BLR), rounded up to the next number, except when indicated otherwise.

The adoption of new standards and current interpretations and New standards and interpretations no longer in force

4.4.1 - The adoption of new standards and current interpretations

The amendments and issuances below of IFRS Accounting Standards made by the IASB that are effective for the fiscal year beginning in 2024 had not impacted the Company’s financial statements:

Revised standard	Change	Applicable as of
IAS 1: Presentation of Financial Statements

The amendments define the requirements for classifying and disclosing liabilities with covenant clauses as current or non-current. In addition, only covenants that must be met before or at the end of the reporting period influence this classification.

01/01/2024, retrospective application
IAS 7: Statement of Cash Flows and IFRS 7: Financial Instruments: Disclosures	New disclosure requirements for Reverse Factoring transactions.	01/01/2024, retrospective application
IFRS 16: Leases

The amendments require the seller-lessee to measure the lease liability resulting from the transfer of an asset, which is recognized as sales revenue, and the sale and leaseback so that there is no recognition of gain or loss on the right of use retained in the transaction.

01/01/2024, retrospective application

4.4.2 - New standards and non - current interpretations

Revised standard	Change	Applicable as of
IAS 21: The Effects of Changes in Foreign Exchange rates	Lack of Convertibility	01/01/2025, retrospective application
IFRS 7: Financial instruments: Disclosures

The amendments establish disclosure requirements relating to: (i) equity investments measured at fair value through other comprehensive income, and (ii) financial instruments with contingent characteristics that do not directly relate to loans.

01/01/2026, retrospective application
IFRS 9: Financial Instruments

The amendments establish requirements relating to: (i) settlement of financial liabilities through an electronic payment system; and (ii) assessing the contractual characteristics of the cash flow of financial assets.

01/01/2026, retrospective application
IFRS 9: Financial Instruments and IFRS 7: Financial Instruments: Disclosures	Classification and measurement of financial instruments and Contracts that have energy as a reference and whose generation depends on nature	01/01/2026, retrospective application
IFRS 18: Presentation and disclosures of financial statements

IFRS 18 introduces three defined categories for revenues and expenses – operating, investing and financing – related to the structure of the income statement and requires entities to provide new subtotals. IFRS 18 also requires companies to disclose explanations of performance measures defined by management.

01/01/2027, retrospective application

The application of IFRS 18 will have an impact on the presentation of the income statement and the cash flow statement. The Company does not expect significant impacts on the financial statements when adopting other accounting standards, amendments and interpretations issued, which are not effective yet or applicable after fiscal year 2024.

CASH AND CASH EQUIVALENTS

Cash comprises cash and available bank deposits.

Cash comprises cash in hand and available bank deposits. Cash equivalents comprise financial investments with maturity within 90 days from the date of acquisition, which are These are highly liquid, readily convertible into a known amount of cash and subject to an insignificant risk of change in value.

MARKETABLE SECURITIES

Financial investments that are not characterized as cash and cash equivalents, see note 6, and beneficiary shares are recorded in securities and financial assets.

The Company measures its securities at fair value, accounting for the changes against profit or loss.

CUSTOMERS

Accounts receivable from customers are initially accounted for at the transaction price and subsequently by contractual interest and monetary correction less amounts received and estimated credit loss - ECL.

FINANCING AND LOANS

The Company recognizes initially the financings and loans receivable at fair value, that, in those cases, represent the transaction values, and are later updated for interest, inflation and exchange rate variations less the values received and the Estimated Credit Loss - ECL.

DIVIDENDS RECEIVABLES

Remuneration for equity related to the Company’s investments in the capital stock of its subsidiaries and associates, see note 16, is recognized in assets when these investees allocate dividends and equity interest to their shareholders.

INCOME TAX AND SOCIAL CONTRIBUTION

Accounting Policy

Income tax and social contribution, calculated on adjusted profit for tax purposes, are recognized in the statement of income, divided into current and deferred, in the period in which the corresponding result (profit or loss) occurs. Income tax and social contribution, related to other comprehensive income, are recognized directly in net equity, without being transferred to the income statement for the year, and presented in the statement of comprehensive income.

●	Current IRPJ and CSLL

Current taxes are recorded as an expense in the income statement for the period in which taxable income is determined, applying the rates in force to the calculation base adjusted in accordance with the tax regime. Taxable income is the amount of income subject to taxation, calculated by adjusting accounting income to include or exclude certain items of income and expense that are treated differently for tax purposes.

Current income tax and social contribution are presented on a net basis, by contributing entity, when there is a legally enforceable right to offset the recognized amounts and the intention to settle on a net basis.

●	Deferred IRPJ and CSLL

The result with deferred income tax and social contribution represents the tax result originating from (i) revenues and expenses that, due to tax rules, cannot be considered in the calculation basis for the payment of income tax and social contribution in the calculation of the fiscal year, but which may be used in subsequent fiscal years (temporary differences), and (ii) any loss for the fiscal year.

Credits recognized in the result, related to deferred income tax and social contribution, originating from temporary differences or possible losses, are recognized in assets according to the projection of future taxable profit and the use of temporary differences.

Estimates and critical judgments

For the maintenance of the deferred tax credits resulting from accumulated tax losses, the Company projects its future cash flows considering the macroeconomic assumptions, the operational structure and its strategic planning.

Estimates and critical judgments

To maintain deferred tax assets resulting from accumulated tax losses and temporary differences, the Company projects its future results considering macroeconomic assumptions, the operational structure and its strategic planning.

REIMBURSEMENT RIGHTS AND OBLIGATIONS

The rights to reimbursement, CCC and AIC, were measured initially at fair value and subsequently are adjusted for interest, monetary variations and receivables. The Company maintains provision for expected losses – ECL the amounts related to CCC that have not been inspected and approved by the regulator – ANEEL.

CONTRACTUAL TRANSMISSION ASSETS

Accounting Policy

With the electricity transmission concession contracts, the concessionaire company has the contractual obligation (performance obligations) to build, operate and maintain (O&M) the infrastructure.

Transmission companies are remunerated based on the permitted annual revenue (RAP) and the residual values corresponding to the non-depreciated balance of transmission projects at the end of the concession, if permitted.

IFRS 15– Revenue from contracts with customers establishes that the entity’s rights to consideration arising from performance obligations already completed, but whose receipt depends on the fulfillment of other contractual obligations, must be recognized as contractual assets.

In the transmission activity, the effective right to receive the RAP begins as soon as the project starts operating. Therefore, the rights generated as the entity carries out the construction of the transmission project are recognized as contractual assets in the balance sheet. The contractual asset is formed by the construction revenues and the financial update of the contractual asset balance. When fulfilling the performance obligation related to the construction of the project, Eletrobras recognizes the construction revenue according to the progress of the work, recording it as a contra-entry to the contractual asset.

As the cash inflows relating to the construction activity occurs in a period distant from the fulfillment of the performance obligation, the balance of the contract asset is financially adjusted, with this update being recorded as financial income in the period (net operating revenue).

The remuneration rate of each concession contract represents the index that balances the projected financial flow, formed by the projected construction and O&M costs, the construction and operation and maintenance margins, the projected RAP flows and the projected residual value, if applicable. The financial update rate should not be modified throughout the concession contract. In addition to the update by implicit interest, the contract asset is updated monthly by monetary update (IPCA or IGPM), based on the RAP adjustments. The financial updates of the contract asset are recorded against net operating revenue.

The contractual asset is realized by receiving the portion of the RAP that amortizes the contractual asset and by receiving the residual value, when applicable. As the obligations to operate and maintain the transmission infrastructure are satisfied, the Company recognizes the right to the amounts corresponding to the portions of the RAP related to the operation and maintenance of the projects. The recording is made in the item accounts receivable from customers against the revenue from operation and maintenance - O&M. This revenue is not transferred to the balance of the transmission contractual asset, since the right to receive the RAP, originated by the execution of the operation and maintenance activity, does not depend on the fulfillment of other obligations.

Approval of RAP

In the second half of each year, ANEEL approves the RAPs for the new cycle. Based on the approved values, the Company updates the future flow of RAP receipts related to the construction of the transmission project. If the present value of the future flow of RAP receipts related to the construction and the residual value, if applicable, considering the update rate determined for the concession, is not equal to the balance of the contractual asset, the difference is recorded in construction revenue against the contractual asset.

ANEEL – RTP periodic tariff review

The RAPs of concession contracts are reviewed every five years, in ANEEL’s periodic tariff review process (RTP), which mainly analyzes the structure of investments made and the capital remuneration rate, normally resulting in changes in the values of future RAPs. After the publication of the RTP results by ANEEL, the Company remeasures the flow of future receivables related to the construction of the transmission project, and, therefore, the balance of the contractual asset is adjusted to consider the new flow of receivables. The difference between the balance of the contractual asset before the RTP and the balance of the contractual asset after the RTP is recorded in the income statement for the period, under the heading regulatory remeasurements - transmission contracts.

Estimates and critical judgments

For the purposes of accounting recognition of the contractual asset, at the beginning of the concession, the RAP is separated into two parts:

●	RAP amortization of contractual assets: is formed by the projected construction cost, construction margin, which together represents construction revenue, plus the financial update of the contractual asset, which represents financial revenue; and
●	RAP O&M: Projected O&M cost plus O&M margin (O&M revenue).

The profit margins considered in the calculation of transmission revenues are formed by the remuneration desired by the Company in each project, increased by the risk of delays in the works, in the case of construction revenue, and by the risk of regulatory penalties due to the unavailability of electricity transmission lines, in the case of O&M Revenue.

Due to discrepancies between the projections and the execution of the factors involved in calculating revenues and costs, the perceived margins naturally differ from those initially projected.

INVESTMENTS

Accounting Policy

The Company accounts for its investments in subsidiaries, jointly controlled and affiliated companies using the equity method, see note 4.5, and other investments in equity interests at fair value. The fair value considered for these shares corresponds to the current price of the shares traded on the Stock Exchange.

In the equity method, the shareholding of the investor in the profit or loss of the period of the investee is recognized in the results period of the investor, as the result of the equity.

Changes in the value of investments in equity investments valued at fair value, resulting from the change in share prices, are recorded directly in shareholders’ equity, as other comprehensive income. Dividend receipts paid to the Company by these investees are recorded in profit or loss.

In the consolidated balance sheet, the balance sheet balances of the Company’s subsidiaries are distributed, according to the nature, under the items of assets and liabilities, thus not comprising the consolidated balance of investments. See note 4.5.

The company treats transactions with non-controlling interests as transactions with owners of the company’s assets. For purchases of non-controlling interests, the difference between any consideration paid and the acquired portion of the carrying amount of the subsidiary’s net assets is recorded in equity. Gains or losses on disposals of non-controlling interests are also recorded directly in equity.

Associates are all the entities over which the Group has significant influence but not control, generally through a shareholding of 20% to 50% of voting rights. Joint agreements are all those entities over which the Company has shared control with one or more parties. Investments in joint agreements are classified as joint operations or joint ventures, depending on the rights and on the contractual obligations of each investor.

Joint operations are accounted in the financial statements to represent the rights and the contractual obligations of the Company. Thus, the assets, liabilities, revenue and expenses related to their interests in joint operations are accounted individually in the financial statements. Investments in associates and joint ventures are initially recognized at cost and adjusted thereafter using the equity method.

Estimates and critical judgements

Combination of businesses

In the measurement process of the business combination, the Company applies assumptions and valuation techniques that involve judgements by the Management on the basis of their business model and on the individual characteristics of the business evaluated, that result in the measurement of the fair values of the assets acquired and of the liabilities taken on.

Losses from investments

For the purposes of test of recoverability of its investments, the Company considers as recoverable value the current value of the estimated future cash flows, with a discount rate that reflects the current market valuation and/or opportunity cost to the Company, the currency value at the time and the specific risks of the asset.

For the impairment tests of the assets for which the Company initiated studies for the negotiation, not yet characterized as available for sale in accounting terms, the recoverable value represents the average of the values of the proposals, not yet binding, received from the possible interested parties.

FIXED ASSETS, NET

Fixed assets are initially measured at their cost. Cost includes expenses directly attributed to the acquisition, construction of the assets and expenses for putting the asset into operation. Subsequently, fixed assets are deducted by depreciation and impairment loss, if verified, see note 19. Property, plant and equipment items refer substantially to the electricity generation infrastructure of the Company’s concessions. Depreciation of these assets begins when they are ready to operate, being recognized linearly based on the estimated useful life of each asset and the residual value of these assets at the end of the concessions. The Company considers that the useful life estimated by ANEEL for fixed assets items adequately expresses the useful life of the assets, so it adopts the depreciation rates determined by ANEEL. The Company’s electricity transmission infrastructure is not classified in Fixed Assets, due to the contractual characteristics of the concessions. The rights to consideration originating from the construction of transmission projects are recorded in the item Contractual Transmission Asset, see note 15. Right of Use assets are also depreciated linearly, by the contractual terms of leases.

INTANGIBLE ASSETS, NET

Accounting Policy

Intangible assets are initially measured at cost, which includes all expenses directly attributable to preparing the asset for its intended use, or at the fair value of intangible assets acquired in a business combination. After initial recognition, the company must keep the asset recognized at cost less accumulated amortization and impairment losses, if any. The Company adopts the amortization rates determined by ANEEL, considering that the useful life estimated by the agency is adequate for its assets, using the annual amortization rates for assets linked to the electricity sector established in the Electricity Sector Asset Control Manual (MCPSE). Assets linked to concessions that do not provide for compensation at the end of the contractual term are amortized over the period of the concession or authorization.

IMPAIRMENT REVERSAL (IMPAIRMENT AND DISPOSALS) OF NON-CURRENT ASSETS

Accounting Policy

The Company periodically evaluates whether there is an indication of devaluation of its main non-financial assets. The valuation is carried out by Cash Generating Unit - CGU, that corresponds to a group of assets capable of generating cash inflows, that are largely independent of the cash inflows of other assets or other groups of assets.

If there is an indication of devaluation, the recoverable amount of the CGU is estimated and compared with the current accounting balance. If the recoverable amount is lower than the book value, a loss is recorded with devaluation of the asset.

Estimates and critical judgements

Until fiscal year 2023, the Company treated each of its power generation plants as a CGU for impairment testing purposes. With the advancement of the Company’s of electricity commercialization process, consolidated in 2024, made possible by the renewal of concessions and the consequent de-quotation of hydroelectric plants, there was a gradual increase in the volume of de-contracted energy. Thus, the sale of energy began to be considered in blocks, generating cash inflows without individual identification of the hydroelectric generation plants.

The Company began to consider, as of 2024, as a CGU the set of hydroelectric generation assets per subsidiary, as it represents the smallest identifiable group of assets that generates cash inflows, which are largely independent of the cash inflows of other assets or other groups of assets. For wind assets, the Company considers each park as a CGU, mainly due to the operational sharing of assets in wind farms.

The recoverable amount of each CGU is the greater of its value in use and its fair value. In summary, the value in use is the present value of future cash flows arising from the operation of the asset and the fair value is the price that would be received for the sale of the asset in an unforced transaction.

Since there is no active market for trading its CGUs and because it believes that calculating fair value based on market assumptions would approximate the value in use, which corresponds to the present value of estimated future cash flows, the Company adopts the value in use as the recoverable value of its CGUs.

The main assumptions defined below were considered:

●	Growth compatible with historical data and growth prospects for the Brazilian economy;
●	Discount rate per year for the year ended December 31, 2024, after taxes, specific to the tested CGUs: 5.75% (real profit), 6.50% (SUDAM/SUDENE tax benefit) and 7.11% (presumed profit) for generation CGUs with and without the SUDAM/SUDENE tax benefit, respectively (on December 31, 2023, 5.81% (real profit), 6.53% (SUDAM/SUDENE tax benefit) and 7.12% (presumed profit), taking into account the weighted average cost of capital;
●	The annual discount rate, before taxes, for the tested corporate ventures varies between 7.36% and 11.09%;;
●	Projected revenues in accordance with contracts, with no provision for extending the concession/authorization; and
●	Expenses segregated by cash-generating unit, projected based on the Strategic Planning for 5 years and consistent with the plan for the remaining years, until the end of the concessions and without considering future renewals/extensions.

SUPPLIERS	Obligations with the Company’s suppliers are recognized by the amounts of the transactions and settled by payments. There is no interest embedded in these obligations.
LOANS, FINANCING AND DEBENTURES

Loans, financing and debentures are initially recognized at fair values which, in those cases, represent the transaction values, and subsequently updated by contractual charges (interest, monetary adjustments and exchange rate variations) and payments made.

To address the risks of possible execution of the guarantees provided by Eletrobras for financing non-controlled companies, the Company provides between 1% and 5% of the outstanding balance, considering the degree of risk involved, which is calculated based on the history of execution of guarantees and the net working capital of the company holding the debt.

COMPULSORY LOAN

The balance maintained with compulsory loans represents the projection of probable disbursements estimated by the management and by the internal and external legal advisers. The amounts are recorded based on the estimates of the costs of the outcomes of legal proceedings.

REGULATORY FEES

NOTE 21 — REGULATORY FEES

	12/31/2024	12/31/2023
Current
Research and Development - R&D and Energy Efficiency - EE	455,880	461,631
RGR Quota	127,734	80,057
Compensation for the Use of Water Resources	125,103	47,293
CDE Quota	45,441	120,274
PROINFA Quota	43,643	37,786
Electricity Service Inspection Fee	22,266	18,578
	820,067	765,619
Non-current
Research and Development - R&D and Energy Efficiency - EE	942,348	432,322
RGR Quota	—	19
	942,348	432,341
	1,762,415	1,197,960

21.1 – Research and Development – R&D and Energy Efficiency – EE

Law No. 9,991/2000 establishes that companies holding concessions to operate of electricity services are required to invest in research and development (R&D), aiming at the technological improvement of the activity, in an amount equivalent to 1% of the ROL, being: (i) 0.40% in R&D; (ii) 0.40% for the National Fund for Scientific and Technological Development (FNDCT); and (iii) 0.20% allocated to the Energy Research Company (EPE).

In turn, ANEEL, based on Law No. 14,120/2021 and through dispatch No. 904/2021 and normative resolution No. 929/2021, determined the collection to the CDE of the amounts referring to the balances not committed to the liabilities of the R&D programs on the base date of August 31, 2020, as well as established the collection to the CDE of a fixed percentage of 30% of the monthly obligation to apply the respective programs, that is, a monthly collection of 0.12% for the CDE, leaving the percentage of 0.28% for R&D projects.

21.2 - Global Reversal Reserve (RGR)

The Global Reversion Reserve (RGR) is a charge for the electricity sector created in 1957 that aims to finance projects to improve and expand the energy sector. The contribution to the formation of the RGR is the responsibility of the companies that provide public of electricity service, through a quota called reversion and expropriation of electricity services, of up to 2.5% of the value of the investments of the concessionaires and licensees, limited to 3% of the annual revenue. The value of the quota is computed as a component of the cost of the service of the concessionaires. Transmission companies that entered into public tenders after September 12, 2012 and transmission and generation companies that had their concessions extended under Law No. 12,783/2013 are exempt from paying this charge.

21.3 - Financial Compensation for the Use of Water Resources (CFURH)

Financial compensation for the use of water resources for the purpose of generating of electricity was established by the Federal Constitution of 1988 and is a percentage of 7% on the amount of electricity of hydraulic origin produced, measured in megawatt-hours, multiplied by the TAR - updated reference tariff, set by ANEEL.

21.4 - Energy Development Account (CDE)

Eletrobras also manages the Federal Fund called the energy development account – CDE, which aims at the energy development of the States from alternative sources in the areas served by the interconnected system, as well as financing the universalization of the public of electricity service.

21.5 - Incentive Program for Alternative Energy Sources (PROINFA)

Federal Government program for the development of projects to diversify the Brazilian energy matrix and encourage alternative sources of electricity, established by Law No. 10,438, of April 2002, which seeks regional solutions for the use of renewable energy sources.

Accounting Policy

The Company recognizes as obligations to collect sectoral charges calculated based on gross revenue for the financial period, in accordance with the percentages established by the laws. In the income statement, sector charges are presented in net revenue as reductions in gross revenue.

SHAREHOLDER COMPENSATION

NOTE 24 – DIVIDENDS PAYABLE

	12/31/2024	12/31/2023
Dividends for the fiscal year 2024	2,464,804	—
Dividends for the fiscal year 2023	—	1,121,391
Dividends from previous years	25,864	33,445
	2,490,668	1,154,836

Accounting Policy

The Company has a Dividend Distribution Policy which, in line with the By laws, ensures its shareholders the right, in each year, to dividends and / or interest on equity not less than 25% of the adjusted net income, pursuant to the Brazilian Corporate Law, subsequent amendments do not authorize the capital reserve to be used to pay dividends.

The number of dividends, which represents the mandatory minimum established by Law, is recognized in liabilities and the number of dividends above the mandatory minimum is recognized in shareholders’ equity, in the proposed additional dividend account, until approval at the General Meeting.

The preferred shares of classes A and B have priority in the receipt of dividends distributed in each fiscal year, these incident at the rate of 8% and 6% per year, respectively, on the capital belonging to these species and classes of shares, apportioned equally between them.

The preferred shares will participate, under equal conditions, with the common shares in the distribution of dividends distributed in each fiscal year, after ensuring the common shares a dividend whose value is the lowest of those attributed to the preferred classes. Preferred shares are guaranteed the right to receive dividends distributed in the fiscal year, for each share, at least 10% higher than that attributed to each common share in the respective fiscal year.

ONEROUS CONTRACTS

In the process of impairment test of assets of the Company, it was verified that there were concession and power trading agreements whose inevitable costs of satisfying the agreement obligations exceed the economic benefits expected to be received throughout the agreement, with the difference being recorded as a liability, as provision for onerous contract, and in the income statement, in the group of operational provisions.

POST-EMPLOYMENT BENEFITS

Social Security Plans

The Company and its subsidiaries sponsor pension plans, which are generally financed by payments to these pension funds, determined by periodic actuarial calculations. The Company has defined benefit plans, as well as defined and variable contributions.

●	In defined contribution plans, the Company makes fixed contributions to a separate entity. In addition, it has no legal or constructive obligations to make contributions, if the fund does not have sufficient assets to pay, to all employees, the benefits related to services provided in current and previous years linked to this type of plan.

The Company makes the payment of contributions on a mandatory, contractual or voluntary basis. The Company has no additional payment obligations after the contribution is made. Contributions are recognized as an employee benefit expense, when due. Contributions made in advance are recognized as assets to the extent that a cash refund or a reduction in future payments is available.

●	A defined benefit plan is different from a defined contribution plan, since, in such defined benefit plans, a retirement benefit amount is established for an employee to receive upon retirement, usually dependent on one or more factors, such as age, time of service and remuneration. In this type of plan, the Company has the obligation to honor the commitment assumed, in case the fund does not have enough assets to pay, to all employees, the benefits related to the services provided in the current and previous years linked to this type of plan.

The liability recognized in the Balance Sheet, in relation to the defined benefit plans, is the present value of the defined benefit obligation at the balance sheet date, less the fair value of the plan assets. The defined benefit obligation is calculated annually by independent actuaries, using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting estimated future cash outflows. The interest rates used in this discount are consistent with market securities, which are denominated in the currency in which the benefits will be paid, and which have maturity terms close to those of the respective pension plan obligation.

Actuarial gains and losses are substantially the result of adjustments, changes in actuarial assumptions and income from plan assets, and are debited or credited to other comprehensive income.

Past service costs are immediately recognized in the income statement when a plan change occurs.

Other post-employment obligations

Some of the Company’s subsidiaries offer post-retirement health care benefits to their employees, in addition to life insurance for active and inactive employees. The right to these benefits is generally subjected to the employee remaining in the job until retirement age and the completion of a minimum period of service, or his disability as an active employee.

The expected costs of these benefits are accumulated during the period of employment, using the same accounting methodology that is used for defined benefit pension plans. Actuarial gains and losses, arising from adjustments based on experience and changes in actuarial assumptions, are debited or credited to other comprehensive income over the expected remaining service period of employees. These obligations are assessed annually by qualified independent actuaries.

Obligations with personnel

The payments of benefits, such as salary or vacation, as well as the respective labor charges incident on these benefits are recognized monthly in the result, respecting the accrual basis.

Benefits in the long term – Share Based Remuneration

The long-term remuneration programs based on shares are liquidated with shares, by which the Company receives the services of the employees as counterpart to the equity instruments. The fair value of the services, received in exchange for share options, is recognized as an expense. The total value of the expenses is recognized during the period in which the right is acquired; the period during which the specific conditions of acquisition of rights are attended.

PROVISIONS AND CONTINGENT LIABILITIES

The risks of future disbursements for litigation are recognized in the balance sheet, under the item Provisions for Litigation, when there are present obligations (legal or presumed) resulting from past events, the settlement of which is probable and the amounts can be reliably estimated, based on Management’s assessment. The amounts are recorded based on the estimated costs of the outcomes of the aforementioned legal proceedings.

The risks of future disbursements with litigation (contingents), the settlement of which is possible, are only disclosed in explanatory notes, without forming part of the Company’s liabilities.

Court deposits, recognized in the Company’s assets, are initially measured at the amount deposited and subsequently monetarily restated using indexes determined by the courts of justice, which vary according to the nature of the legal action. The balance is reduced when deposits are withdrawn, either by the company or by the counterparty.

OBLIGATION TO DEMOBILIZE ASSETS

The obligations of Law No. 14,182/2021 (privatization of Eletrobras) were initially recognized from the amounts presented in CNPE Resolution 015/2021, as amended by CNPE Resolution 030/2021. Subsequently, these obligations are adjusted for accrued interest, monetary restatement (IPCA) and payments made.

The interest rates of the obligations were not presented directly in CNPE Resolution 015/2021, as a result, they were implicitly calculated from the present value of the obligations, the future flow of payments and the payment term.

The accrued interest and monetary adjustments are recorded in the income statement, in the financial income group.

NET OPERATING REVENUE

NOTE 33 - NET OPERATING REVENUE

	12/31/2024	12/31/2023	12/31/2022
Generation
For distribution	18,811,949	17,030,455	14,104,623
End consumers	2,941,312	3,853,830	3,925,510
CCEE	3,278,465	1,680,285	1,159,158
Operation and maintenance revenue	3,063,896	4,052,072	4,676,630
	28,095,622	26,616,642	23,865,921
Transmission
Operation and maintenance revenue	7,725,358	7,335,165	6,379,321
Construction revenue	4,161,735	2,960,792	1,494,307
Contractual financial revenue	7,405,486	7,136,080	7,901,256
	19,292,579	17,432,037	15,774,884

Financial effect of Itaipu	—	—	294,934
Other revenue	337,166	426,427	1,101,817
	47,725,367	44,475,106	41,037,556

(-) Deductions from Operating revenue
(-) ICMS	(761,342)	(1,053,742)	(1,103,091)
(-) PIS and COFINS	(4,295,000)	(3,906,818)	(3,527,175)
(-) Sectoral charges	(2,484,234)	(2,348,976)	(2,322,369)
(-) Other Deductions (including ISS)	(3,239)	(6,662)	(10,688)
	(7,543,815)	(7,316,198)	(6,963,323)

Net operating revenue	40,181,552	37,158,908	34,074,233

Accounting Policy

Net Operating Revenue

Revenues are recognized as the Company meets its obligations established in contracts with customers, and are measured based on the amounts of consideration it expects to receive in exchange for the performance of generation, transmission and other service activities.

Generation

Revenues from the supply and provision of electricity are recognized when the Company delivers the electricity to the buyer, at the prices established in the contracts. Revenues from transactions in the short-term market, presented in the CCEE line, are valued at the Difference Settlement Price – PLD.

Revenues from generation concessions, extended in accordance with Law No. 12,783/2013 (Shareholder Plants), are presented in the Operation and maintenance revenue line and are recognized at the tariff price calculated by ANEEL. The tariff is calculated based on the operation and maintenance costs of the plants, plus an additional revenue rate of 10%.

Following the Company’s privatization process, new of electricity generation concession contracts were signed, changing the operating regime (operation and maintenance) of the Shareholder Plants to independent production, progressively, at a rate of 20% per year, starting in 2023 and ending in 2026, in which the Company assumes all operating risk and, consequently, the possibility of operating at free prices in the energy market. Revenues from free-priced energy from these plants are recorded in Generation Revenue accounts and no longer in Operation and Maintenance Revenue.

Transmission

The considerations established in the of electricity transmission concession contracts remunerate the transmission company for two performance obligations: (i) construction and (ii) maintenance and operation of the infrastructure. As they are fulfilled, the Company records revenues according to the nature of the obligation completed.

The obligation to build the transmission project is satisfied throughout the construction phase, with construction revenues recorded in accordance with the progress of the projects.

In addition to construction and operation and maintenance revenues, the Company recognizes financial revenue, relating to the financial update of the rights originated by the construction of the project, which will be received between the completion of construction and the end of the concession.

The Company includes financial revenue in Net Operating Revenue (NOR), as it understands that of electricity transmission concession contracts, financing (the act of spending to build and receiving in installments over the course of the concession) provided to the granting authority for the construction of projects is part of its business. For further details, see accounting practices in Note 15.

INFORMATION BY BUSINESS SEGMENT

NOTE 37 – INFORMATION BY BUSINESS SEGMENT

The business segments of the Company disclosed separately are:

●	Generation, whose activities consist of the generation of electric energy and the sale of energy to distribution companies and free consumers, and commercialization;
●	Transmission, whose activities consist of the transmission of electricity from generation plants to distribution or consumption centers; and
●	Administration, whose activities mainly represent the Company’s cash management, the management of the compulsory loan, and the management of business in SPEs, whose monitoring and management are done differently from corporate investments.

The information by business segment, corresponding to December 31, 2024, 2023 and 2022, is as follows:

	12/31/2024
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	29,952	23,983,323	16,905,129	(736,851)	40,181,553
Intersegments	—	306,356	430,495	(736,851)	—
Third Parties	29,952	23,676,967	16,474,634	—	40,181,553
Operating expenses	(236,593)	(17,728,851)	(9,473,572)	736,851	(26,702,165)
Depreciation and Amortization	(8,358)	(3,921,409)	(58,008)	—	(3,987,775)
Energy purchased for resale	(57)	(5,374,422)	—	306,356	(5,068,123)
Charges for using the electricity grid	—	(4,380,665)	—	425,935	(3,954,730)
Construction cost	—	—	(4,286,914)	—	(4,286,914)
Operational provisions	329,937	817,259	(967,177)	—	180,019
Other expenses	(558,115)	(4,869,614)	(4,161,473)	4,560	(9,584,642)
Regulatory remeasurements - Transmission contracts	—	—	6,129,771	—	6,129,771
Profit before financial result	(206,641)	6,254,472	13,561,328	—	19,609,159
Financial Result					(11,628,120)
Results of equity method investments					2,503,205
Other revenue and expenditure					136,540
Current and deferred income tax and social contribution					(240,030)
Net profit from continuing operations					10,380,755

Net profit for the year					10,380,755

	12/31/2023
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	110,270	22,397,652	15,226,823	(575,837)	37,158,908
Intersegments	—	264,091	311,746	(575,837)	—
Third Parties	110,270	22,133,561	14,915,077	—	37,158,908
Operating expenses	(920,109)	(17,809,931)	(7,975,433)	575,837	(26,129,636)
Depreciation and Amortization	(37,213)	(3,476,566)	(107,563)	—	(3,621,342)
Energy purchased for resale	(99)	(3,292,218)	—	264,091	(3,028,226)
Charges for using the electricity grid	—	(3,793,742)	—	311,616	(3,482,126)
Construction cost	—	—	(3,291,132)	—	(3,291,132)
Operational provisions	1,148,011	(3,193,235)	(435,830)	—	(2,481,054)
Other expenses	(2,030,808)	(4,054,170)	(4,140,908)	130	(10,225,756)
Regulatory remeasurements - Transmission contracts	—	—	(12,144)	—	(12,144)
Profit before financial result	(809,839)	4,587,721	7,239,246	—	11,017,128
Financial Result					(12,002,121)
Results of equity method investments					2,062,090
Other revenue and expenditure					651,280
Current and deferred income tax and social contribution					2,998,498
Net profit from continuing operations					4,726,875

Net loss from discontinued operations					(332,014)

Net profit for the year					4,394,861

	12/31/2022
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	379,988	20,252,000	14,001,392	(559,147)	34,074,233
Intersegments	—	244,761	314,386	(559,147)	—
Third Parties	379,988	20,007,239	13,687,006	—	34,074,233
Operating expenses	(4,660,501)	(14,730,658)	(10,443,295)	559,147	(29,275,307)
Depreciation and Amortization	(11,197)	(2,353,916)	(325,155)	—	(2,690,268)
Energy purchased for resale	(16,685)	(3,345,731)	—	244,761	(3,117,655)
Charges for using the electricity grid	—	(2,746,132)	—	276,721	(2,469,411)
Construction cost	—	—	(1,678,631)	—	(1,678,631)
Operational provisions	(3,501,113)	(1,885,716)	(1,541,596)	—	(6,928,425)
Other expenses	(1,131,506)	(4,399,163)	(6,897,913)	37,665	(12,390,917)
Regulatory remeasurements - Transmission contracts	—	—	365,178	—	365,178
Profit before financial result	(4,280,513)	5,521,342	3,923,275	—	5,164,104
Financial Result					(4,373,595)
Results of equity method investments					2,369,777
Other revenue and expenditure					186,924
Current and deferred income tax and social contribution					(695,613)
Net profit from continuing operations					2,651,597

Net profit from discontinued operations					986,785

Net profit for the year					3,638,382

37.1 - Net operating revenue, after eliminations, by segment:

	12/31/2024				12/31/2023				12/31/2022
	Administration	Generation	Transmission	Total	Administration	Generation	Transmission	Total	Administration	Generation	Transmission	Total
Power supply for distribution companies	—	18,811,949	—	18,811,949	—	17,030,455	—	17,030,455	—	14,104,623	—	14,104,623
Power supply for end consumers	—	2,941,312	—	2,941,312	—	3,853,830	—	3,853,830	—	3,925,510	—	3,925,510
CCEE	—	3,278,465	—	3,278,465	—	1,680,285	—	1,680,285	17,708	1,141,450	—	1,159,158
O&M revenue	—	3,063,896	7,725,358	10,789,254	—	4,052,072	7,335,165	11,387,237	—	4,676,630	6,379,321	11,055,951
Construction revenue	—	—	4,161,735	4,161,735	—	—	2,960,792	2,960,792	—	7,324	1,494,307	1,501,631
Financial effect of Itaipu	—	—	—	—	—	—	—	—	287,610	—	—	287,610
Contract revenue	—	—	7,405,486	7,405,486	—	—	7,136,080	7,136,080	—	—	7,901,256	7,901,256
Other operating revenue	30,292	65,724	241,150	337,166	115,371	(104,270)	415,326	426,427	222,037	173,774	706,006	1,101,817
Deductions Operating revenues	(341)	(4,484,379)	(3,059,095)	(7,543,815)	(5,101)	(4,378,811)	(2,932,286)	(7,316,198)	(147,367)	(4,022,072)	(2,793,884)	(6,963,323)
	29,951	23,676,967	16,474,634	40,181,552	110,270	22,133,561	14,915,077	37,158,908	379,988	20,007,239	13,687,006	34,074,233

37.2 - Non-current assets by segment

	12/31/2024				12/31/2023
	Administration	Generation	Transmission	Total	Administration	Generation	Transmission	Total
Intangible assets	407,345	77,553,246	212,682	78,173,273	635,911	79,001,867	228,463	79,866,241
Contractual asset	—	—	56,683,696	56,683,696	—	—	50,052,912	50,052,912
Property, Plant and Equipment	2,074,260	34,779,796	—	36,854,056	1,899,517	33,905,905	—	35,805,422
	2,481,605	112,333,042	56,896,378	171,711,025	2,535,428	112,907,772	50,281,375	165,724,575

37.3 - Impairment by segment

	12/31/2024			12/31/2023
	Administration	Generation	Total	Administration	Generation	Total
Property, Plant and Equipment	—	1,175,713	1,175,713	—	1,702,409	1,702,409
Intangible assets	70,431	—	70,431	70,431	7,078	77,509
	70,431	1,175,713	1,246,144	70,431	1,709,487	1,779,918

Accounting Policy

The Company segments its results between Generation and Transmission, as most of its revenues and expenses are generated by these activities and whose operating results are regularly reviewed by management to make decisions on resources to be allocated and to assess their performance.

The result of the Administration segment only shows the result obtained by Eletrobras as a non-operational holding company, a condition that lasted until June 2024, due to the merge of Furnas, and Eletropar, which does not develop the activity of generation and transmission of electric energy.

Non-current assets segmented into Generation and Transmission refer to those that are directly linked to these activities. Intangible assets and fixed assets without direct links to the activities of generation and transmission of electricity are presented in the Administration segment.

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Recognition and measurement:

Financial assets and liabilities are initially recognized at fair value and subsequently measured at amortized cost or fair value, following the rules of IFRS 9.

Transaction costs directly attributable to the acquisition or issuance of financial assets and liabilities are added to or deducted from the fair value of the financial assets or liabilities, if applicable, after initial recognition.

Financial assets

The Company’s financial assets are initially recognized at fair value and subsequently measured in their entirety at amortized cost or fair value, depending on the classification of the financial assets.

a) A financial asset is measured at amortized cost if it meets both of the following conditions:

●	It is held within a business model whose objective is to hold financial assets to receive contractual cash flows; and
●	Its contractual terms generate, on specific dates, cash flows that are related only to the payment of principal and interest on the outstanding principal amount.

b) A financial asset is measured at Fair Value through Other Comprehensive Income – FVOCI if it meets both of the following conditions:

●	It is maintained within a business model whose objective is achieved both by the receipt of contractual cash flows and by the sale of financial assets; and
●	Its contractual terms generate, on specific dates, cash flows that are related only to the payment of principal and interest on the outstanding principal amount.

Upon initial recognition of an investment in an equity instrument that is not held for trading, the Company may irrevocably choose to present subsequent changes in the fair value of the investment in Other Comprehensive Income (OCI). The Company chooses to record the change in the fair value of its equity instruments, when it does not have control, shared control and significant influence, in Other Comprehensive Income (OCI).

c) Financial assets not classified as measured at amortized cost or FVOCI, as described above, are classified as measured at fair value through profit or loss. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or FVOCI as FVOCI if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Business model assessment:

The Company carries out an assessment of the objective of the business model in which a financial asset is kept in the portfolio because it better reflects the way in which the business is managed and the information is provided to Management.

Valuation on contractual cash flows:

For the purposes of assessing whether the contractual cash flows are only payment of principal and interest, the principal is defined as the fair value of the financial asset upon initial recognition. The interest is defined as a consideration for the time value of money and for the credit risk associated with the principal outstanding over a given period of time and for the other basic risks and costs of borrowing.

The Company considers the contractual terms of the instrument to assess whether the contractual cash flows are composed only of payments of principal and interest. This includes assessing whether the financial asset contains a contractual term that could change the timing or the value of contractual cash flows so that it would not meet this condition.

Financial liabilities:

Financial liabilities, which include loans and financing, suppliers and other accounts payable, are initially measured at fair value and subsequently at amortized cost using the effective interest method. Interest expenses, foreign exchange gains and losses are recognized in the income statement.

The effective interest method is used to calculate the amortized cost of a financial liability and to allocate its interest expense over the relevant period. The effective interest rate is the rate that accurately discounts the estimated future cash flows (including fees and premiums paid or received that constitute an integral part of the effective interest rate, transaction costs and other premiums or discounts) over the estimated life of the financial liability or, where appropriate, a shorter period, to the initial recognition of the net carrying amount.

Derivative financial instruments:

The Company has derivative financial instruments to reduce its exposure to interest rate and exchange rate risks, including interest rate swap contracts and NDF (Non-Deliverable Forward).

Derivatives are initially recognized at fair value on the date of contracting and subsequently measured by the change in fair value. Changes in the fair values of derivatives that serve as instruments for fair value hedging are recognized in the financial result, while derivatives related to cash flow hedging are recognized in other comprehensive income (OCI).

Hedge accounting:

The Company, considering the benefits of reducing the volatility of results and the transparency of the effects of the protection, adopts hedge accounting. As provided in IFRS 9 - Financial Instruments, there are three types of hedging relationships:

●	Fair value hedge: the hedge of exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment;
●	Cash flow hedge: the hedge of exposure to variability in cash flows that is attributable to a specific risk associated with the entire recognized asset or liability, or a component thereof, or a highly probable forecast transaction that could affect the result; and
●	Net investment hedge in foreign operations: the protection of a net investment in a foreign operating unit.

The Company’s debts, hedged items, are designated for fair value hedging, and changes in the fair values of the instruments and hedged items are recognized in profit or loss.

Unrecognized firm commitments, hedged objects, are designated for cash flow hedging, whose changes in the fair values of the hedging instruments are recognized in other comprehensive income – OCI.

Estimates and critical judgments

For hedged assets traded in an active market, fair value measurement is performed based on observable market prices, using a specialized tool, such as Bloomberg. In other cases, hedged instruments and assets are measured using the valuation techniques mentioned in IFRS 13 – Fair Value Measurement, which generally use assumptions based on market conditions.

RELATED PARTY TRANSACTIONS	A related party is a person or entity that is related to the Company. For purposes of presentation in the financial statements, only balances with relevant related parties are reported. In preparing the financial statements, intercompany transactions and balances with controlled related parties are eliminated
ASSETS HELD FOR SALE

Non-current assets and groups of assets are classified as held for sale if their carrying amount will be recovered primarily through a sale transaction rather than through continued use. This condition is met only when the asset (or group of assets) is available for immediate sale in its current condition, subject only to customary terms for the sale of that asset (or group of assets), and its sale is considered highly probable. Management must be committed to the sale, which is expected to be completed within one year from the date of classification.